Share-based awards and other equity instruments - RSUs activity (Details) - RSUs - € / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RSUs
Beginning balance (in shares)	485,665	57,806	0
Granted (in shares)	1,606,140	474,121	57,806
Vested (in shares)	245,687	38,262	0
Cancelled (in shares)	221,657	8,000	0
Ending balance (in shares)	1,624,461	485,665	57,806
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in EUR per share)	€ 4.22	€ 3.88	€ 0
Granted (in EUR per share)	1.13	4.25	3.88
Vested (in EUR per share)	4.30	3.88	0
Cancelled (in EUR per share)	2.43	5.29	0
Ending balance (in EUR per share)	€ 1.39	€ 4.22	€ 3.88
Ending balance, remaining contractual life	5 years	6 years	7 years